Filed with the U.S. Securities and Exchange Commission on November 26, 2024
1933 Act Registration File No. 333-179562
1940 Act File No. 811-22668
UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933		[X]
Pre-Effective Amendment No.		[ ]
Post-Effective Amendment No.	985	[X]
and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940		[X]
Amendment No.	986	[X]

(Check appropriate box or boxes.)
ETF SERIES SOLUTIONS
(Exact Name of Registrant as Specified in Charter)
615 East Michigan Street, Milwaukee, Wisconsin 53202
(Address of Principal Executive Offices)
(Registrant’s Telephone Number, including Area Code): (414) 516-1645

Kristina R. Nelson, President
ETF Series Solutions
c/o U.S. Bank Global Fund Services
777 East Wisconsin Avenue, 10th Floor
Milwaukee, Wisconsin 53202
(Name and Address of Agent for Service)
Copy to:
Christopher D. Menconi
Morgan, Lewis & Bockius LLP
1111 Pennsylvania Avenue, NW
Washington, DC 20004-2541
As soon as practical after the effective date of this Registration Statement
(Approximate Date of Proposed Public Offering)
It is proposed that this filing will become effective

[ ]	Immediately upon filing pursuant to Rule 485(b).
[X]	on December 26, 2024 pursuant to Rule 485(b).
[ ]	on (date) pursuant to Rule 485(a)(1).
[ ]	60 days after filing pursuant to Rule 485(a)(1).
[ ]	75 days after filing pursuant to Rule 485(a)(2).
[ ]	On (date) pursuant to Rule 485(a)(2).
If appropriate, check the following box

[X]	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

Pursuant to Rule 485(b)(1)(iii) under the Securities Act of 1933, the Trust, on behalf of its series, the the Aptus January Buffer ETF, Aptus April Buffer ETF, Aptus July Buffer ETF, and Aptus October Buffer ETF, hereby submits Post-Effective Amendment No. 985 to the Trust’s Registration Statement for the sole purpose of designating December 26, 2024 as the new effective date for Post-Effective Amendment No. 946, previously filed on March 6, 2024.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment (this “Amendment”) to its Registration Statement on Form N-1A under rule 485(b) under the Securities Act and has duly caused this Amendment to be signed below on its behalf by the undersigned, duly authorized, in the Village of Oak Park, State of Illinois, on November 26, 2024.

ETF Series Solutions

/s/ Joshua J. Hinderliter
Joshua J. Hinderliter Vice President and Secretary

Pursuant to the requirements of the Securities Act of 1933, this Amendment has been signed below by the following persons in the capacities indicated on November 26, 2024.

Signature	Title

* David A. Massart	Trustee
David A. Massart

* Janet D. Olsen	Trustee
Janet D. Olsen

* Leonard M. Rush	Trustee
Leonard M. Rush

* Michael A. Castino	Trustee
Michael A. Castino

* Kristina R. Nelson	President
Kristina R. Nelson

* Kristen M. Weitzel	Treasurer
Kristen M. Weitzel

*By: /s/Joshua J. Hinderliter
Joshua J. Hinderliter, Attorney-in-Fact
pursuant to Powers of Attorney